Subsequent Events (Details Narrative) - USD ($)									2 Months Ended	3 Months Ended	6 Months Ended
	Dec. 07, 2021	Jan. 14, 2021	Jan. 14, 2021	Jan. 04, 2021	Jan. 03, 2021	Dec. 07, 2020	Nov. 20, 2020	Nov. 13, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021
Common stock, shares outstanding									2,875,000		4,674,626
Shares forfeited during the period									375,000
Units issued during the period, shares							2,156,250
Shares issued price per share							$ 0.012
Stock issued during the period							$ 25,000			$ 109,251,515
Shares exercised during the period		375,000		375,000
Proceeds from issuance of promissory note to related party			$ 150,000						$ 150,000
IPO [Member]
Units issued during the period, shares		11,500,000
Shares issued price per share		$ 10.00	$ 10.00
Proceeds from sale of units		$ 116,150,000
Transaction costs		6,038,360									$ 6,108,360
Underwriting fee		1,529,500									1,529,500
Deferred underwriting fee		4,220,500	$ 4,220,500								4,220,500
Other offering costs		288,360	$ 288,360								$ 358,360
Proceeds from issuance of promissory note to related party		$ 150,000
Over-Allotment Option [Member]
Units issued during the period, shares		1,500,000
Shares issued price per share		$ 10.00	$ 10.00
Proceeds from IPO		$ 115,000,000
Sponsor [Member]
Common stock, shares outstanding				2,630,625
Shares forfeited during the period				343,125
Sponsor [Member] | Closing of the IPO [Member]
Shares issued price per share		$ 10.00	$ 10.00						$ 10.00		$ 10.00
Sale of units		417,200							417,200		417,200
Proceeds from sale of units		$ 4,172,000							$ 4,172,000		$ 4,172,000
Ladenburg and Certain Employees [Member]
Shares forfeited during the period				31,875
Founder Shares [Member]
Common stock, shares outstanding					2,875,000
Shares forfeited during the period					375,000
Founder Shares [Member] | Over-Allotment Option [Member]
Shares exercised during the period		375,000
Founder Shares [Member] | Sponsor [Member]
Shares forfeited during the period	161,719			28,750		161,719
Units issued during the period, shares								2,156,250
Shares issued price per share								$ 0.012
Stock issued during the period								$ 25,000
Representative Shares [Member] | Ladenburg and Certain Employees [Member]
Common stock, shares outstanding				244,375
Shares forfeited during the period				28,750	31,875
Units issued during the period, shares	161,719			28,750		161,719
Shares issued price per share	$ 0.012			$ 0.008		$ 0.012
Stock issued during the period	$ 1,875			$ 230		$ 1,875
Shares exercised during the period				28,750	31,875